Loans (Details) - USD ($)	6 Months Ended
	Mar. 31, 2023	Sep. 30, 2022
Loan amount in RMB	$ 22,066,787
Total short-term and long-term loans	3,213,173	$ 1,797,638
Short-term loans	1,456,113	0
Total long-term loans - current portion	1,580,263	1,505,353
Total long-term loans - non-current portion	176,797	292,285
Secured short-term loans [Member]
Loan amount in RMB	7,000,000
Short-term loans	1,019,279	0
Secured short-term loans [Member] | China Guangfa Bank Co, Ltd [Member]
Loan amount in RMB	5,000,000
Short-term loans	$ 728,056	0
Loan commencement date	Nov. 01, 2022
Loan maturity date	Oct. 31, 2023
Effective interest rate	3.95%
Secured short-term loans [Member] | Industrial Bank Co, Ltd [Member]
Loan amount in RMB	$ 2,000,000
Short-term loans	$ 291,223	0
Loan commencement date	Jan. 16, 2023
Loan maturity date	Jan. 14, 2024
Effective interest rate	5.13%
Secured long-term loans [Member] | Huaneng Guicheng Trust Co Ltd [Member]
Loan amount in RMB	$ 575,000
Loan commencement date	Aug. 14, 2022
Loan maturity date	Aug. 01, 2024
Effective interest rate	14.40%
Total long-term loans - current portion	$ 83,726	80,832
Secured long-term loans [Member] | Huaneng Guicheng Trust Co Ltd One [Member]
Loan amount in RMB	$ 430,000
Loan commencement date	Dec. 30, 2022
Loan maturity date	Dec. 28, 2024
Effective interest rate	12.91%
Total long-term loans - current portion	$ 62,613	0
Secured long-term loans [Member] | Bank of Beijing Hangzhou Branch [Member]
Loan amount in RMB	$ 8,000,000
Loan commencement date	Apr. 06, 2022
Loan maturity date	Apr. 05, 2026
Effective interest rate	4.80%
Total long-term loans - current portion	$ 1,164,890	1,124,622
Secured long-term loans [Member] | China Resources Shenzhen Investment Trust Co Ltd [Member]
Loan amount in RMB	$ 800,000
Loan commencement date	Jul. 01, 2022
Loan maturity date	Jul. 01, 2024
Effective interest rate	14.40%
Total long-term loans - current portion	$ 116,489	112,462
Secured long-term loans [Member] | China Resources Shenzhen Investment Trust Co Ltd One [Member]
Loan amount in RMB	$ 47,620
Loan commencement date	Apr. 30, 2021
Loan maturity date	Apr. 28, 2023
Effective interest rate	10.80%
Total long-term loans - current portion	$ 6,934	46,859
Secured long-term loans [Member] | Jiangsu Suning Bank Member
Loan amount in RMB	$ 1,000,000
Loan commencement date	Sep. 02, 2022
Loan maturity date	Sep. 01, 2024
Effective interest rate	12.00%
Total long-term loans - current portion	$ 145,611	140,578
Unsecured short-term loans [Member]
Loan amount in RMB	3,000,000
Short-term loans	436,834	0
Unsecured short-term loans [Member] | Bank of Beijing Hangzhou Branch [Member]
Loan amount in RMB	3,000,000
Short-term loans	$ 436,834	0
Loan commencement date	Jan. 17, 2023
Loan maturity date	Jan. 17, 2024
Effective interest rate	4.65%
Secured long-term loans current [Member]
Loan amount in RMB	$ 10,852,620
Total long-term loans - current portion	1,580,263	1,505,353
Long-term loans, non-current portiont [Member]
Loan amount in RMB	1,214,167
Total long-term loans - non-current portion	176,797	292,285
Long-term loans, non-current portiont [Member] | Huaneng Guicheng Trust Co Ltd [Member]
Loan amount in RMB	$ 322,500
Loan commencement date	Dec. 30, 2022
Loan maturity date	Dec. 28, 2024
Effective interest rate	12.91%
Long-term loans - non-current portion	$ 46,960	0
Long-term loans, non-current portiont [Member] | Huaneng Guicheng Trust Co Ltd One [Member]
Loan amount in RMB	$ 191,667
Loan commencement date	Aug. 14, 2022
Loan maturity date	Aug. 01, 2024
Effective interest rate	14.40%
Total long-term loans - non-current portion	$ 27,909	57,988
Long-term loans, non-current portiont [Member] | China Resources Shenzhen Investment Trust Co Ltd [Member]
Loan amount in RMB	$ 200,000
Loan commencement date	Jul. 01, 2022
Loan maturity date	Jul. 01, 2024
Effective interest rate	14.40%
Long-term loans - non-current portion	$ 29,122	93,719
Long-term loans, non-current portiont [Member] | Jiangsu Suning Bank Member
Loan amount in RMB	$ 500,000
Loan commencement date	Sep. 02, 2022
Loan maturity date	Sep. 01, 2024
Effective interest rate	10.08%
Long-term loans - non-current portion	$ 72,806	140,578
Total short-term loans [Member]
Loan amount in RMB	10,000,000
Short-term loans	$ 1,456,113	$ 0